Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales classified by geographic destination:
Gross revenues	$ 48,753	$ 62,345	$ 48,217
America, other than United States
Sales classified by geographic destination:
Gross revenues	1,823	2,626	2,041
United States
Sales classified by geographic destination:
Gross revenues	1,334	1,672	832
Europe
Sales classified by geographic destination:
Gross revenues	8,199	11,486	8,948
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,653	1,919	1,797
Japan
Sales classified by geographic destination:
Gross revenues	4,931	7,238	5,240
China
Sales classified by geographic destination:
Gross revenues	17,638	21,420	17,035
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	4,049	5,070	4,174
Brazil
Sales classified by geographic destination:
Gross revenues	9,126	10,914	8,150
Bulk Material
Sales classified by geographic destination:
Gross revenues	35,662	46,904	36,214
Bulk Material | America, other than United States
Sales classified by geographic destination:
Gross revenues	715	1,181	823
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	108	98	77
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	5,834	8,815	6,833
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,550	1,767	1,569
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	4,202	5,987	3,859
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	16,743	20,086	16,088
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	2,947	3,640	2,712
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	3,563	5,330	4,253
Base Metals
Sales classified by geographic destination:
Gross revenues	7,133	9,627	8,200
Base Metals | America, other than United States
Sales classified by geographic destination:
Gross revenues	996	1,380	1,170
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	1,137	1,571	740
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	2,194	2,456	2,067
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	96	150	217
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	722	1,243	1,371
Base Metals | China
Sales classified by geographic destination:
Gross revenues	895	1,235	923
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,009	1,394	1,445
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	84	198	267
Fertilizers
Sales classified by geographic destination:
Gross revenues	3,777	3,547	1,845
Fertilizers | America, other than United States
Sales classified by geographic destination:
Gross revenues	60	44	32
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	53	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	148	153	4
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	7	1	11
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	91	35	8
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	3,418	3,313	1,790
Logistic
Sales classified by geographic destination:
Gross revenues	1,644	1,726	1,465
Logistic | America, other than United States
Sales classified by geographic destination:
Gross revenues	36		12
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	1,608	1,726	1,453
Others
Sales classified by geographic destination:
Gross revenues	537	541	493
Others | America, other than United States
Sales classified by geographic destination:
Gross revenues	16	21	4
Others | United States
Sales classified by geographic destination:
Gross revenues	36	2	15
Others | Europe
Sales classified by geographic destination:
Gross revenues	23	62	44
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues		1
Others | Japan
Sales classified by geographic destination:
Gross revenues	7	8	10
Others | China
Sales classified by geographic destination:
Gross revenues		99	24
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	2	1	9
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 453	$ 347	$ 387